Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average remaining lease term	10 years
Weighted average discount rate	4.90%
Operating lease cost	$ 9,102
Short term leases cost	3,158	$ 1,464	$ 784
Minimum future rental payments	$ 13